Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)		6 Months Ended	12 Months Ended
		Mar. 31, 2025	Sep. 30, 2024
Schedule of Long-Term Investments [Line Items]
Balance at beginning		$ 4,617,863	$ 4,463,669
Addition		33,191
Share of loss in equity method investee		(8,355)	(22,294)
Foreign exchange translation effect		(51,273)	176,488
Balance at Ending		4,591,426	4,617,863
Cost method investments without readily determinable fair value [Member]
Schedule of Long-Term Investments [Line Items]
Balance at beginning	[1]	4,616,963	4,440,789
Addition	[1]
Share of loss in equity method investee	[1]
Foreign exchange translation effect	[1]	(51,155)	176,174
Balance at Ending	[1]	4,565,808	4,616,963
Equity investments accounted for using the equity method [Member]
Schedule of Long-Term Investments [Line Items]
Balance at beginning	[2]	900	22,880
Addition	[2]	33,191
Share of loss in equity method investee	[2]	(8,355)	(22,294)
Foreign exchange translation effect	[2]	(118)	314
Balance at Ending	[2]	$ 25,618	$ 900

[1]	On January 18, 2023, the Company entered into an agreement to acquire 18% of equity interest in Zhejiang Kangyuan Medical Technology Co., Ltd. (“Zhejiang Kangyuan”) for a total consideration of $4,565,808 (RMB32,400,000) from Zhejiang Kangyuan’s original shareholder. Since this investment did not have readily determinable fair values, the Company had elected to record the investment at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (referred to as the alternative measurement).
[2]

On February 24, 2023, the Company entered into an agreement with a third party to invest and obtain 10% equity interest in Zhejiang Fuyouyuan Health Technology Co., Ltd. (“Zhejiang Fuyouyuan”) for total consideration of $284,998 (RMB2,000,000). Pursuant to the agreement, the Company’s investment can be made in several instalments. The Company paid $413,411 (RMB300,000) as of September 30, 2024. The Company further paid $33,073 (RMB240,000) for the six months ended March 31, 2025.

The controlling shareholder of Zhejiang Fuyouyuan is Ms. Xiuhua Ye, an immediate family member of Mr. Xueyuan Weng, the CEO of the Company, and the Company considers it has significant influence over Zhejiang Fuyouyuan. As a result, the Company accounted for such investment using equity method and recorded share of loss amounted to $8,355 and $26,543 for the six months ended March 31, 2025 and 2024, respectively.